Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Finance Portfolio

May 31, 2021

SAV-QTLY-0721
1.802175.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Banks - 3.9%
Diversified Banks - 1.1%
Wells Fargo & Co.	63,200	$2,952,704
Regional Banks - 2.8%
Huntington Bancshares, Inc.	185,300	2,938,858
Signature Bank	18,700	4,670,325
		7,609,183

TOTAL BANKS		10,561,887

Capital Markets - 0.3%
Financial Exchanges & Data - 0.3%
Open Lending Corp. (a)	17,600	679,008
Consumer Finance - 47.7%
Consumer Finance - 47.7%
Ally Financial, Inc.	361,000	19,750,310
American Express Co.	95,100	15,228,363
Capital One Financial Corp.	139,600	22,444,887
Credit Acceptance Corp. (a)(b)	8,875	3,971,208
Discover Financial Services	105,400	12,359,204
First Cash Financial Services, Inc.	58,811	4,688,413
Navient Corp.	357,100	6,524,217
OneMain Holdings, Inc.	161,225	9,325,254
Santander Consumer U.S.A. Holdings, Inc.	277,000	10,498,300
SLM Corp.	351,300	7,113,825
Synchrony Financial	341,110	16,172,025
		128,076,006
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Flywire Corp. (a)	4,300	147,662
Entertainment - 0.2%
Interactive Home Entertainment - 0.2%
Sea Ltd. ADR (a)	2,500	633,100
Insurance - 0.8%
Multi-Line Insurance - 0.8%
Assurant, Inc.	13,000	2,094,950
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
MercadoLibre, Inc. (a)	300	407,601
IT Services - 14.4%
Data Processing & Outsourced Services - 14.4%
Black Knight, Inc. (a)	32,500	2,385,175
Fidelity National Information Services, Inc.	15,410	2,295,782
Global Payments, Inc.	18,169	3,519,517
MasterCard, Inc. Class A	33,950	12,241,691
MoneyGram International, Inc. (a)	104,000	1,019,200
Nuvei Corp. (a)(c)	11,200	833,840
Paya Holdings, Inc. (a)	106,800	1,059,456
PayPal Holdings, Inc. (a)	5,300	1,378,106
Repay Holdings Corp. (a)	35,400	803,934
Visa, Inc. Class A	53,336	12,123,273
Worldline SA (a)(c)	11,100	1,068,388
		38,728,362
Mortgage Real Estate Investment Trusts - 12.3%
Mortgage REITs - 12.3%
AGNC Investment Corp.	797,800	14,791,212
Annaly Capital Management, Inc.	229,915	2,131,312
MFA Financial, Inc.	905,800	3,958,346
New Residential Investment Corp.	683,550	7,231,959
Redwood Trust, Inc.	451,300	5,022,969
		33,135,798
Professional Services - 0.4%
Research & Consulting Services - 0.4%
Equifax, Inc.	4,500	1,057,680
Software - 0.4%
Application Software - 0.4%
BTRS Holdings, Inc. (d)	20,000	286,000
Lightspeed POS, Inc. (Canada) (a)	9,500	684,711
		970,711
Thrifts & Mortgage Finance - 16.3%
Thrifts & Mortgage Finance - 16.3%
Essent Group Ltd.	45,300	2,167,152
Meta Financial Group, Inc.	63,200	3,350,232
MGIC Investment Corp.	720,328	10,603,228
Mr. Cooper Group, Inc. (a)	148,400	5,133,156
New York Community Bancorp, Inc.	284,100	3,400,677
NMI Holdings, Inc. (a)	28,200	682,158
Pennymac Financial Services, Inc.	71,400	4,470,354
TFS Financial Corp.	59,400	1,316,304
Washington Federal, Inc.	180,900	6,031,206
WSFS Financial Corp.	123,100	6,550,151
		43,704,618
TOTAL COMMON STOCKS
(Cost $184,286,834)		260,197,383

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.03% (e)	8,582,612	8,584,328
Fidelity Securities Lending Cash Central Fund 0.03% (e)(f)	2,807,612	2,807,893
TOTAL MONEY MARKET FUNDS
(Cost $11,392,221)		11,392,221
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $195,679,055)		271,589,604
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(3,183,450)
NET ASSETS - 100%		$268,406,154

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,902,228 or 0.7% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $286,000 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
BTRS Holdings, Inc.	1/12/21	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$443
Fidelity Securities Lending Cash Central Fund	1,812
Total	$2,255

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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